Basic and Diluted Net Loss Per Share - Schedule of Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Total	13,666,630	78,544	96,689
Ordinary share options [Member]
Schedule of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Total	267,776	71,456	82,914
Warrants [Member]
Schedule of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Total	13,398,854	7,088	13,775